RISKS AND UNCERTAINTIES (Details Narrative) - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	22.30%	18.10%	21.20%	19.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.70%	16.20%	16.10%	17.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	15.70%	14.80%	14.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.20%	14.70%	13.70%	14.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.20%	12.40%	11.90%	11.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Six[ Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.80%	12.30%	10.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top 10 Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	99.60%	99.40%	98.70%	97.50%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Five Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	75.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Four Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		47.40%	47.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.80%		32.20%	25.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.40%		22.80%	18.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.80%		14.00%	12.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.10%			11.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.90%			11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six[ Member]
Concentration Risk [Line Items]
Concentration risk, percentage				10.20%
Maximum [Member]
Concentration Risk [Line Items]
Bank deposits	¥ 500,000		¥ 500,000